Taxes - Schedule of Tax Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Tax Payable [Abstract]
VAT tax payable	$ 15,579	$ 9,407
Income tax payable		2,623
Other taxes payable	55,583	46,203
Total	$ 71,162	$ 58,233